9. WARRANTS (Details 2 March 2014) (USD $)	3 Months Ended
Mar. 31, 2014
Number of shares
Warrants outstanding, beginning balance	2,187,101
Granted
Exercised
Canceled or expired
Warrants outstanding, ending balance	2,187,101
Weighted Average Exercise Price Per Share
Warrants outstanding, beginning balance	$ 0.1
Granted
Exercised
Canceled or expired
Warrants outstanding, ending balance	$ 0.1